FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 28, 2013
FINANCIAL INSTRUMENTS
Fair value and balance sheet locations of derivatives

 The following table provides the fair value and balance sheet locations of derivatives as of December 28, 2013:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$3.1	Other accrued liabilities	$4.7
Commodity contracts	Other current assets	.1	Other accrued liabilities	–

		$3.2		$4.7

        The following table provides the fair value and balance sheet locations of derivatives as of December 29, 2012:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.0	Other accrued liabilities	$2.8
Commodity contracts			Other accrued liabilities	.9
Commodity contracts			Long-term retirement benefits and other liabilities	.1

		$10.0		$3.8

Components of the gain (loss) recognized in income related to fair value hedge contracts

(In millions)	Location of Gain (Loss) in Income	2013	2012	2011

Foreign exchange contracts	Cost of products sold	$2.3	$–	$.5
Foreign exchange contracts	Marketing, general and administrative expense	(35.9)	17.8	(13.0)

		$(33.6)	$17.8	$(12.5)

Components of the Gains (losses) recognized in accumulated other comprehensive loss on derivatives

(In millions)	2013	2012	2011

Foreign exchange contracts	$1.1	$(.9)	$.3
Commodity contracts	(.1)	(.9)	(3.3)

	$1.0	$(1.8)	$(3.0)

Components of the gain (loss) reclassified from accumulated other comprehensive loss

(In millions)	Location of Gain (Loss) in Income	2013	2012	2011

Foreign exchange contracts	Cost of products sold	$.6	$(2.5)	$.9
Commodity contracts	Cost of products sold	(1.2)	(2.8)	(2.9)
Interest rate contracts	Interest expense	(.1)	(4.4)	(4.2)

		$(.7)	$(9.7)	$(6.2)